Taxation - Additional information (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Taxation
Deferred tax assets	€ 18,513	€ 19,033
Gain On Bond Buyback	782
UK
Taxation
Acquired of unrecognised brought forward gross tax losses	4,869
Gross tax losses on accounting policy and estimate changes	2,975
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	752
Deferred tax expense (income) recognised in profit or loss	0
Income from loan advanced to Vodafone Three Holding Ltd	6,010
UK | Recognised In Fixed Assets [Member]
Taxation
Deferred tax assets	2,140
UK | Other temporary differences [member]
Taxation
Deferred tax assets	€ 407
Minimum | LUXEMBOURG
Taxation
Utilisation period of tax losses (in years)		47 years
Maximum | LUXEMBOURG
Taxation
Utilisation period of tax losses (in years)		52 years